SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 28, 2013
SEGMENT INFORMATION
Financial information, by reportable segment and other businesses from continuing operations

(In millions)	2013	2012	2011

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,455.0	$4,257.6	$4,261.0
Retail Branding and Information Solutions	1,611.1	1,535.0	1,510.1
Other specialty converting businesses	73.9	70.9	73.8

Net sales to unaffiliated customers	$6,140.0	$5,863.5	$5,844.9

Intersegment sales
Pressure-sensitive Materials	$64.6	$60.9	$59.5
Retail Branding and Information Solutions	2.4	3.8	3.3
Other specialty converting businesses	3.6	.8	.7

Intersegment sales	$70.6	$65.5	$63.5

Income from continuing operations before taxes
Pressure-sensitive Materials	$442.8	$359.7	$349.1
Retail Branding and Information Solutions	81.7	53.3	42.1
Other specialty converting businesses	(8.3)	(16.2)	(12.5)
Corporate expense	(94.1)	(86.3)	(94.4)
Interest expense	(59.0)	(72.9)	(71.1)

Income from continuing operations before taxes	$363.1	$237.6	$213.2

Capital expenditures
Pressure-sensitive Materials	$81.1	$64.8	$71.2
Retail Branding and Information Solutions	42.4	24.7	24.2
Other specialty converting businesses	1.2	3.4	3.5

Capital expenditures	$124.7	$92.9	$98.9

Depreciation and amortization expense
Pressure-sensitive Materials	$113.5	$112.8	$119.1
Retail Branding and Information Solutions	86.7	93.9	96.5
Other specialty converting businesses	4.1	4.3	4.4

Depreciation and amortization expense	$204.3	$211.0	$220.0

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$10.8	$33.5	$20.1
Retail Branding and Information Solutions	20.0	24.8	17.8
Other specialty converting businesses	.1	4.8	–
Corporate	5.7	5.7	13.7

Other expense, net	$36.6	$68.8	$51.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$27.2	$49.3	$35.0
Asset impairment charges and lease and other contract cancellation costs	13.1	6.5	8.9
Other items:
Charitable contribution to Avery Dennison Foundation	10.0	–	–
Indefinite-lived intangible asset impairment charge	–	7.0	–
Gain on sale of product line	–	(.6)	–
Gain on sale of assets	(17.8)	–	–
Loss from debt extinguishment	–	–	.7
Gain from curtailment of pension obligation	(1.6)	–	–
Legal settlements	2.5	–	(1.2)
Product line exits	–	3.9	–
Divestiture-related costs (1)	3.2	2.7	8.2

Other expense, net	$36.6	$68.8	$51.6

(1)
Represents only the portion allocated to continuing operations.

Summary of net sales to unaffiliated customers

(In millions)	2013	2012	2011

Net sales to unaffiliated customers
U.S.	$1,537.6	$1,528.3	$1,473.0
Europe	1,958.4	1,851.1	1,994.8
Asia	1,823.5	1,627.6	1,526.9
Latin America	515.6	501.2	489.9
Other international	304.9	355.3	360.3

Net sales to unaffiliated customers	$6,140.0	$5,863.5	$5,844.9

Summary of property, plant and equipment, net

(In millions)	2013	2012	2011

Property, plant and equipment, net
U.S.	$279.6	$340.2	$370.5
International	642.9	675.3	708.9

Property, plant and equipment, net	$922.5	$1,015.5	$1,079.4